Supplement dated March 1, 2000
                       to the Prospectus dated May 3, 1999
                                       of
                      Manning & Napier Insurance Fund, Inc.

                      Manning & Napier Small Cap Portfolio
                        Manning & Napier Equity Portfolio
                         Manning & Napier Bond Portfolio
                        Manning & Napier Growth Portfolio
                   Manning & Napier Moderate Growth Portfolio
                   Manning & Napier Maximum Horizon Portfolio


        The prospectuses are hereby amended and supplemented as follows:

     Effective March 1, 2000, Manning & Napier Insurance Fund, Inc. will be known as the Exeter Insurance Fund, Inc.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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